Events After the Reporting Period (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jul. 23, 2025 USD ($) $ / shares shares
Events After the Reporting Period [Line Items]
Public offering shares	14,800,000
Public offering price per share (in Dollars per share) | $ / shares	$ 0.4681
Share par value (in Dollars per share) | $ / shares	$ 0.0008
Number of common warrant share	1
Number of ordinary share purchase	1
Exercise price per share (in Dollars per share) | $ / shares	$ 0.4681
Warrant term	5 years
Gross proceeds (in Dollars) | $	$ 6.9
Common Stock [Member]
Events After the Reporting Period [Line Items]
Each unit consists number of ordinary share	1
Warrant [Member]
Events After the Reporting Period [Line Items]
Each unit consists number of pre-funded warrant	1
Number of purchase ordinary share in lieu	1